Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 0.6	$ 0.5	$ 1.5	$ 1.4	$ 1.9	$ 1.7	$ 1.6
Employee Earnings First 3% [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution			100.00%		100.00%
Percentage of employee's eligible earnings			3.00%		3.00%
Employee Earnings Next 2% [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution			50.00%		50.00%
Percentage of employee's eligible earnings			2.00%		2.00%